Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of fair value assets and liabilities measured on recurring basis

		Fair Value Measurement as of
		September 30, 2025
	Total	Level 1	Level 2	Level 3
Liabilities:

Profit share liability – related party (1)	$7,620,525	$—	$—	$7,620,525
Total Liabilities	$7,620,525	$—	$—	$7,620,525

		Fair Value Measurement as of
		December 31, 2024
	Total	Level 1	Level 2	Level 3
Liabilities:

Profit share liability – related party (1)	$6,853,858	$—	$—	$6,853,858
Total Liabilities	$6,853,858	$—	$—	$6,853,858

		Fair Value Measurement as of
		December 31, 2024
	Total	Level 1	Level 2	Level 3
Liabilities:

Profit share liability – related party (1)	$6,853,858	$—	$—	$6,853,858
Total Liabilities	$6,853,858	$—	$—	$6,853,858

		Fair Value Measurement as of
		December 31, 2023
	Total	Level 1	Level 2	Level 3
Liabilities:

Profit share liability – related party (1)	$14,847,937	$—	$—	$14,847,937
Total Liabilities	$14,847,937	$—	$—	$14,847,937

Schedule of fair value assets and liabilities measured on non-recurring basis

		Fair Value Measurement as of
		December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:

Property and equipment (Construction in progress)	$1,545,000	$—	$—	$1,545,000
Total Assets	$1,545,000	$—	$—	$1,545,000

		Fair Value Measurement as of
		December 31, 2023
	Total	Level 1	Level 2	Level 3
Assets:

Property and equipment (Construction in progress)	$1,588,000	$—	$—	$1,588,000
Total Assets	$1,588,000	$—	$—	$1,588,000

Schedule of sales by operating segment

	December 31,	December 31,
	2024	2023
Product revenue	$14,481,784	$17,092,996
License revenue	2,808,125	387,500
Demonstrations & Consulting revenue	36,000	90,000
Equipment revenue	80,276	54,874
	$17,406,185	$17,625,370

Summary of the basic and diluted earnings per share

	For the	For the	For the	For the
	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Basic:
Net Income (Loss)	788,012	(457,546)	(2,433,124)	(9,459,549)
Weighted-average shares outstanding	19,373,222	19,225,159	19,289,948	18,998,504
Basic	$0.04	(0.02)	$(0.13)	$(0.50)

Diluted:
Net Income (Loss)	788,012	(457,546)	(2,433,124)	(9,459,549)
Weighted-average shares outstanding	19,373,222	19,225,159	19,289,948	18,998,504
Effect of diluted securities – stock options	226,854	—	—	—
Weighted-average shares used in the calculation of diluted earnings per share	19,600,076	19,225,159	19,289,948	18,998,504
Diluted earnings (loss) per share	0.04	(0.02)	$(0.13)	$(0.50)

	2024	2023
Basic:
Net Income (Loss)	$(10,802,111)	$5,668,314
Weighted-average shares outstanding	19,058,110	18,834,339
Basic	$(0.57)	$0.30

	2024	2023
Diluted:
Net Income (Loss)	$(10,802,111)	$5,668,314
Weighted-average shares outstanding	19,058,110	18,834,339
Effect of diluted securities – stock options	—	656,140
Weighted-average shares used in the calculation of diluted earnings per share	19,058,110	19,490,479
Diluted earnings (loss) per share	$(0.57)	$0.29

Schedule of antidilutive securities

	December 31,	December 31,
	2024	2023
Stock Options	1,860,000	1,930,000
Warrants	—	510,000
Total common stock equivalents excluded from dilutive loss per share	1,860,000	2,440,000